Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 98.2%
Brazil — 10.4%
Banco BTG Pactual S.A.	60,709	$442,178
Localiza Rent a Car S.A.	109,194	1,197,011
NU Holdings Ltd., Class A*	108,424	1,293,498
Raia Drogasil S.A.	472,168	2,587,067
TOTVS S.A.	320,595	1,821,141
Vivara Participacoes S.A.	162,347	823,485
WEG S.A.	67,180	513,153
		8,677,533
China — 15.9%
Alibaba Group Holding Ltd.	92,828	839,428
Baidu, Inc., ADR*	5,925	623,784
Chacha Food Co., Ltd., Class A	182,627	892,918
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	202,165	778,408
Kweichow Moutai Co., Ltd., Class A	3,533	832,802
NetEase, Inc.	44,433	920,725
Shanghai M&G Stationery, Inc., Class A	164,762	807,395
Shenzhen Inovance Technology Co., Ltd., Class A	97,548	813,239
Tencent Holdings Ltd.	131,013	5,102,949
Yum China Holdings, Inc.	24,163	961,446
Yum China Holdings, Inc.	17,086	673,561
		13,246,655
Hong Kong — 5.9%
AIA Group Ltd.	123,825	832,918
Galaxy Entertainment Group Ltd.	172,504	867,190
Hong Kong Exchanges & Clearing Ltd.	44,281	1,290,272
Prudential PLC	127,228	1,193,218
Techtronic Industries Co., Ltd.	54,690	743,120
		4,926,718
India — 18.5%
APL Apollo Tubes Ltd.	37,749	679,260
Cipla Ltd.	71,459	1,284,600
Eicher Motors Ltd.	40,278	1,945,480
HDFC Bank Ltd.	116,415	2,030,001
Hindustan Unilever Ltd.	33,682	916,430
Infosys Ltd.	26,306	473,722
Max Healthcare Institute Ltd.	129,663	1,278,784
Polycab India Ltd.	10,497	639,243
Power Grid Corp. of India Ltd.	345,043	1,145,341
Reliance Industries Ltd.	65,695	2,349,134
Tata Consultancy Services Ltd.	32,510	1,517,305
Titan Co., Ltd.	23,723	1,084,428
		15,343,728
Indonesia — 6.4%
Avia Avian Tbk PT	28,332,989	982,854
Bank Central Asia Tbk PT	1,961,242	1,247,228
Bank Rakyat Indonesia Persero Tbk PT	6,304,958	2,410,858
Telekom Indonesia Persero Tbk PT	3,185,617	700,662
		5,341,602
Ireland — 1.4%
Pinduoduo, Inc., ADR*	10,094	1,173,427
	Number of Shares	Value†

Mexico — 7.8%
Arca Continental S.A.B. de C.V.	73,267	$799,681
Fomento Economico Mexicano S.A.B. de C.V., ADR	16,745	2,181,371
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	26,399	424,001
Grupo Financiero Banorte S.A.B. de C.V., Class O	156,161	1,656,718
Wal-Mart de Mexico S.A.B. de C.V.	355,893	1,434,319
		6,496,090
Netherlands — 1.2%
ASML Holding N.V.	983	952,981
Poland — 1.6%
Dino Polska S.A.*	13,870	1,345,560
Singapore — 0.5%
United Overseas Bank Ltd.	19,669	427,605
South Africa — 3.7%
Clicks Group Ltd.	96,523	1,509,051
Naspers Ltd., Class N	8,824	1,564,257
		3,073,308
South Korea — 7.0%
Samsung Electronics Co., Ltd.	65,874	3,958,863
Samsung SDI Co., Ltd.	981	347,916
SK Hynix, Inc.	11,651	1,543,471
		5,850,250
Taiwan — 12.8%
Accton Technology Corp.	80,866	1,158,851
Airtac International Group	26,910	932,949
President Chain Store Corp.	250,241	2,075,072
Taiwan Semiconductor Manufacturing Co., Ltd.	269,153	6,447,887
		10,614,759
United Arab Emirates — 0.7%
Americana Restaurants International PLC	605,103	542,117
United States — 2.5%
KLA Corp.	3,006	2,099,901
Uruguay — 1.9%
MercadoLibre, Inc.*	1,026	1,551,271
TOTAL COMMON STOCKS (Cost $79,944,232)		81,663,505

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $1,646,404)	1,646,404	$1,646,404
TOTAL INVESTMENTS — 100.2% (Cost $81,590,636)		$83,309,909
Other Assets & Liabilities — (0.2)%		(188,358)
TOTAL NET ASSETS — 100.0%		$83,121,551

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
Country Weightings as of 3/31/2024††
India	18%
China	16
Taiwan	13
Brazil	10
Mexico	8
South Korea	7
Indonesia	6
Other	22
Total	100%
††	% of total investments as of March 31, 2024.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Auto Parts & Equipment	0.4%	$347,916
Banks	11.1	9,065,908
Beverages	4.7	3,813,854
Chemicals	1.2	982,854
Commercial Services	1.5	1,197,011
Computers	2.4	1,991,027
Diversified Financial Services	2.1	1,732,450
Electric	1.4	1,145,341
Electrical Components & Equipment	0.8	639,243
Electronics	1.0	813,239
Engineering & Construction	0.5	424,001
Food	3.7	3,016,886
Hand & Machine Tools	0.9	743,120
Healthcare Services	1.6	1,278,784
Household Products & Wares	1.1	916,430
Insurance	2.5	2,026,136
Internet	13.3	10,855,116
Leisure Time	2.4	1,945,480
Lodging	1.1	867,190
Machinery — Diversified	0.6	513,153
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Metal Fabricate/Hardware	0.8%	$679,260
Miscellaneous Manufacturing	1.1	932,949
Oil & Gas	2.9	2,349,134
Pharmaceuticals	1.6	1,284,600
Retail	15.3	12,497,941
Semiconductors	18.4	15,003,103
Software	3.3	2,741,866
Telecommunications	2.3	1,859,513
	100.0%	$81,663,505

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